EXPLORATION AND EVALUATION ASSETS ("E&E") - Impairment Testing Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018		Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 91.0	[1]	$ 634.4
Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Inflation rate		2.00%
Impairment loss	$ 129.0	$ 91.0
Recoverable amount		$ 76.3
Other minor E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss	$ 1.0
Proved reserves | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		10.00%
Probable reserves | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		12.00%
Contingent Resources | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate		15.00%
One percent increase | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 26.6
Sensitivity analysis, percentage		1.00%
One percent decrease | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ (37.4)
Sensitivity analysis, percentage		(1.00%)
Five percent increase | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ (16.0)
Sensitivity analysis, percentage		5.00%
Five percent decrease | Groundbirch E&E
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 17.3
Sensitivity analysis, percentage		(5.00%)
Twenty percent discount | Contingent Resources
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ 33.5
Sensitivity analysis, percentage		20.00%
Twelve percent discount | Contingent Resources
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss		$ (45.7)
Sensitivity analysis, percentage		12.00%

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}